Prepaid Expenses and Other Current Assets, Net - Schedule of Movements of Expected Credit Loss Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
At beginning of year			$ 2
Provision (reversal) for the year			(2)
At end of year